Summary of Significant Accounting Policies (Details) - Schedule of assets and liabilities included in the consolidated balance sheet - Aria Energy LLC [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2008
Current assets:
Accounts receivable	$ 28,280,000	$ 20,395,000	$ 2,092,000	$ 16,773,000
Inventory	8,416,000	7,770,000	3,034,000	10,664,000
Related party accounts receivable and advances			88,000
Prepaid expenses and other current assets			686,000
Total current assets	76,444,000	116,556,000	5,900,000	38,305,000
Noncurrent assets:
Property and equipment	65,532,000	70,759,000	4,906,000	88,818,000
Intangible assets			82,179,000		$ 20,532
Held for sale valuation allowance			(25,293,000)
Investment in joint ventures	85,299,000	77,993,000	2,342,000	70,108,000
Total noncurrent assets	271,825,000	276,363,000	64,134,000	387,837,000
Total assets held for sale	348,269,000	392,919,000	70,034,000	426,142,000
Current liabilities
Trade accounts payable			824,000			$ 824,000
Accrued and other current liabilities			2,066,000			2,066,000
Total current liabilities	151,308,000	142,671,000	2,890,000	130,576,000
Noncurrent liabilities
Below market contracts			6,060,000			6,060,000
Asset retirement obligations	3,529,000	3,408,000	3,584,000	6,536,000
Total noncurrent liabilities	$ 13,658,000	$ 152,188,000	9,644,000	$ 167,437,000
Total liabilities held for sale			$ 12,534,000			$ 12,534,000